RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 22, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Repayments of Debt	$ 50,000
Loan amount						$ 277,886
Debt Conversion, Converted Instrument, Amount	$ 100,688
During the year ended December 31, 2018 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Convertible Debenture - Related Party, converted		$ 2,060,000
Interest accrued on debt		$ 280,529
Conversion of Stock, Shares Issued		4,681,058
Loan to subsidiary		$ 2,664,787
Year ended December 31, 2018 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt Conversion, Converted Instrument, Amount		205,000
SoleOfficer and Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Proceeds from Loans						$ 221,155
Long-term Debt			$ 0	$ 4,496
Repayments of Debt			4,496
Charles A. Ross, Jr [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold					$ 200,000
Fair value of stock awards granted			$ 393,490	$ 180,000
Stockholders [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Long-term Debt		$ 0